Loss for the Period (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
ProfitLossFromOperatingActivitiesprofitLossFromOperatingActivitiesLineItems [Line Items]
Loss for the Period

6	Profit and loss information

(a)	Revenue from continuing operations

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

Gross revenue	61,282	68,445
Rebates	(4,532)	(8,658)
	56,750	59,787

Sale of goods
-Retail	24,425	23,427
-Wholesale	18,077	23,119
-Online	14,248	13,139
	56,750	59,685

Other income	-	102
	56,750	59,787

(b)	Significant items

The loss for the half year was derived after charging / (crediting) the following items that are unusual and of significance because of their size, nature and incidence:

Finance Costs
- Interest expense on external borrowings	(1,353)	(1,879)
- Interest expense on shareholder loans	(1,062)	(1,292)
- Interest expense on convertible notes	186	(1,605)
- Amortisation of loan set up costs	(225)	(251)
	(2,454)	(5,027)

Other gains/(losses)
- Fair value gain on foreign exchange contracts	2,306	1,600
- Net foreign exchange gains/(losses)	1,228	(2,534)
- Impairment of goodwill	(3,399)	-
- Impairment of brand	(696)	-
- Impairment of software	(64)	-
	(625)	(934)

Brand transition, restructure and transaction expenses
- Brand transition expenses	(199)	-
- Onerous contracts	-	265
- Restructure expenses	(526)	(43)
- Transaction expenses	(4,432)	(1,334)
	(5,157)	(1,112)

The onerous contracts expense reversal relates to a reversal of the provision raised in the prior year. Transaction expenses relate to acquisition related costs from business combination (note 15).

(c)	Income tax

Income tax expense/(benefits) is recognised based on the parent company’s effective annual income tax rate expected for the full financial year. The annual tax rate used for the half year to 31 July 2018 is 30% (6 month to 31 July 2017: 28%). The Group has assessed future forecast profits and concluded that not enough criteria have been satisfied to recognise any deferred tax assets at the period ended 31 July 2018. Unused tax losses do not have an expiry date.

Bendon Limited [Member]
ProfitLossFromOperatingActivitiesprofitLossFromOperatingActivitiesLineItems [Line Items]
Loss for the Period

5	Loss for the Period

The loss for the period was derived after charging / (crediting) the following items that are unusual and of significance because of their size, nature and incidence:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Finance Costs
- Interest expense on external borrowings	5,431	2,923	3,140	2,476
- Interest expense on shareholder loans	2,807	3,040	7,042	3,192
- Interest expense on finance lease	-	-	-	50
- Amortisation on loan set up costs	553	275	227	152
	8,791	6,238	10,409	5,870

Other (gains)/losses
- Fair value (gain)/loss on foreign exchange contracts	(502)	2,135	7,660	(6,330)
- Net foreign exchange(gains)/losses	(255)	1,171	(5,237)	1,630
	(757)	3,306	2,423	(4,700)

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Brand transition, restructure and transaction expenses
- Brand transition expenses	-	-	884	10,160
- Onerous contracts	(265)	1,166	789	329
- Restructure expenses	215	103	559	111
- Transaction expenses	3,322	52	-	1,582
	3,272	1,321	2,232	12,182

The onerous contracts expense reversal relates to a reversal of the provision raised in the prior year.

Transaction expenses relate to costs incurred in respect of the US listing process.

The loss for the period includes the following specific expenses:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Employee benefits expense:
- Salaries and wages	33,613	19,917	33,666	31,266
- Defined contribution expenses	545	1,022	1,588	1,466
	34,158	20,939	35,254	32,732

Depreciation	2,724	1,664	2,966	3,359
Amortisation	306	178	323	891
Impairment loss	1,914	292	2,157	-
	4,944	2,134	5,446	4,250

Rental expense on operating leases:
- Lease payments	10,807	6,485	11,034	10,488
- Sublease payments received	(483)	(354)	(567)	(475)
	10,324	6,131	10,467	10,013

The management decided to fully impair the costs on the ERP upgrade, and this software will need to be replaced and updated with more advanced system, refer note 12.